Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation
Stock-based compensation cost included in income from continuing operations

($ in millions)

For the year ended December 31:	2018	2017	2016
Cost	$82	$91	$88
Selling, general and administrative	361	384	401
Research, development and engineering	67	59	55
Pre-tax stock-based compensation cost	510	534	544
Income tax benefits	(116)	(131)	(179)

Net stock-based compensation cost	$393	$403	$364

Summary of Restricted Stock Units activity

	2018		2017		2016
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$141	8,555,263	$147	8,899,092	$159	7,527,341
RSUs granted	121	4,806,790	137	3,540,949	140	3,985,870
RSUs released	148	(2,579,962)	153	(3,032,531)	174	(1,860,660)
RSUs canceled/forfeited	139	(979,387)	147	(852,247)	158	(753,459)

Balance at December 31	$130	9,802,704	$141	8,555,263	$147	8,899,092

Summary of Performance Share Units activity

	2018		2017		2016
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$144	2,649,313	$155	2,874,758	$173	2,928,932
PSUs granted at target	130	909,140	137	824,875	140	990,336
Performance adjustments*	152	(328,120)	175	(623,245)	194	(387,457)
PSUs released	152	(666,244)	175	(293,236)	194	(419,759)
PSUs canceled/forfeited	135	(144,394)	144	(133,839)	174	(237,294)

Balance at December 31**	$136	2,419,695	$144	2,649,313	$155	2,874,758

*	Represents the change in shares issued to employees after vesting of PSUs because final performance metrics were above or below specified targets.
**

Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

Summary of option activity

	2018		2017		2016
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$140	1,500,000	$137	1,613,923	$94	479,774
Options granted	—	—	—	—	140	1,500,000
Options exercised	—	—	103	(106,132)	91	(361,088)
Options canceled/expired	—	—	103	(7,791)	86	(4,763)

Balance at December 31	$140	1,500,000	$140	1,500,000	$137	1,613,923

Exercisable at December 31	$—	—	$—	—	$103	113,923

Options Outstanding by Exercise Price

Options Outstanding
Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$129-$154	$140	1,500,000	$0	7.1